Document and Entity Information	Apr. 15, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 15, 2025
Entity Registrant Name	Integral Acquisition Corporation 1
Entity Incorporation State Country Code	DE
Entity File Number	001-41006
Entity Tax Identification Number	86-2148394
Entity Address Address Line 1	1330 Avenue of the Americas
Entity Address Address Line 2	23rd Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10019
City Area Code	212
Local Phone Number	209-6132
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001850262
Amendment Flag	false